Balance Sheet Components - Capitalized Internal-use Software, Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Components
Internally developed software	$ 2,934,143		$ 2,934,143		$ 2,538,395	$ 2,056,176
Less accumulated depreciation	(1,624,749)		(1,624,749)		(1,378,351)	(924,692)
Capitalized Internal-use Software, net	1,309,394		1,309,394		1,160,044	1,131,484
Amortization of capitalized Internal-use Software	$ 127,000	$ 112,000	$ 246,000	$ 218,000	$ 454,000	$ 381,000
Capitalized Internal-use Software useful life			5 years		5 years